Item 1. Report to Shareholders

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
December 31, 2003

Certified Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semiannual shareholder reports fully and fairly represents their financial position.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Performance Comparison
--------------------------------------------------------------------------------
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

[Graphic Omitted]
NEW AMERICA GROWTH FUND
--------------------------------------------------------------------------------
                                                                 As of 12/31/03

Lipper Multi-Cap Growth Funds Index                        $             21,504

New America Growth Fund                                    $             19,659

S&P 500 Stock Index                                        $             28,563

                                          Lipper Multi-Cap
                                 S&P 500            Growth          New America
                             Stock Index       Funds Index          Growth Fund
12/93                  $          10,000   $        10,000      $        10,000
12/94                             10,132             9,717                9,257
12/95                             13,940            12,994               13,359
12/96                             17,140            15,314               16,032
12/97                             22,859            18,828               19,414
12/98                             29,392            23,497               22,888
12/99                             35,576            34,389               25,807
12/00                             32,337            30,244               23,090
12/01                             28,493            22,634               20,345
12/02                             22,196            15,884               14,539
12/03                             28,563            21,504               19,659


Average Annual Compound Total Return

Periods Ended 12/31/03                               1 Year   5 Years  10 Years
--------------------------------------------------------------------------------
New America Growth Fund                              35.22%    -3.00%     6.99%

S&P 500 Stock Index                                  28.68     -0.57     11.07

Lipper Multi-Cap Growth Funds Index                  35.38     -1.76      7.96

Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Dear Shareholder,

We are pleased to report that the New America Growth Fund generated solid returns for the 12-month period ended December 31, 2003. The fund's 2003 return outpaced the S&P 500 Stock Index and modestly trailed the Lipper Multi-Cap Growth Funds Index. The fund especially benefited from stocks in the information technology (semiconductors and semiconductor equipment makers) and health care (services and providers) sectors.

As you know, the fund's investment objective is to provide long-term capital growth through investments primarily in the common stocks of U.S. companies that operate in those sectors of the economy identified by T. Rowe Price as the fastest growing or having the greatest growth potential. The choice of sectors reflects factors such as overall revenue growth of the component companies and/or the sector's contribution to gross domestic product from year to year.

[Graphic Omitted]
Major Index Returns
                                 12-Month Return
--------------------------------------------------------------------------------
S&P 500 Stock Index                          29%
S&P MidCap 400 Index                         36%
Russell 2000 Index                           47%
Nasdaq Composite                             50%

The Major Index Returns chart shows how various domestic stock markets performed over the past 12 months. As you can see, domestic stocks registered solid returns, with the technology-laden Nasdaq Composite and the small-cap Russell 2000 Index showing the best results. Mid-cap stocks also outperformed large-cap stocks, as represented by the S&P 500 Stock Index.

The Top 5 Sectors table shows how the fund's assets were allocated as of December 31, 2003. Information technology stocks were the largest sector allocation at 27.9% of net assets, reduced from 30.8% a year earlier. Health care holdings were relatively unchanged at 19.2%, modestly lower than 20.0% 12 months ago.

Top 5 Sectors
                                         Percent of Net Assets
                                         12/31/02      12/31/03
--------------------------------------------------------------------------------
Information Technology                      30.8%         27.9%
Health Care                                 20.0          19.2
Consumer Discretionary                      15.1          17.0
Financials                                  13.5          11.9
Industrials and Business Services            8.5          10.7

For comparison purposes, we have restated the historical weightings to incorporate changes to the sector and industry classification system.

The Best and Worst Contributors table shows the stocks with the greatest impact on the fund's performance during the year. Communications equipment provider Cisco Systems and pharmacy-services provider Omnicare were the top positive contributors. Each of the fund's worst contributors was eliminated from the portfolio before the end of 2003.

Best and Worst Contributors
12 Months Ended 12/31/03

Best Contributors
--------------------------------------------------------------------------------
Cisco Systems
Omnicare
Applied Materials
Apollo Group
International Game Technology *

Worst Contributors
--------------------------------------------------------------------------------
Weight Watchers **
Concord EFS **
BISYS Group **
Baxter International **
Mellon Financial **

  * Position added
 ** Position eliminated

Finally, I'm sure you are aware that mutual fund companies have recently come under scrutiny for their trading policies. The investigations have led to allegations that executives of several mutual fund companies permitted or engaged in improper mutual fund trading. In addition, certain intermediaries that process fund transactions are alleged to have assisted some investors in executing improper mutual fund trades. I want T. Rowe Price shareholders to know that we emphatically condemn the abuses that have been revealed or alleged against other firms in our industry. Our firm has not entered and will not enter into any agreements with any investors or intermediaries that authorize after-hours trading or excessive short-term trading in any of our funds. T. Rowe Price investors can be assured that our firm unequivocally opposes illegal or inappropriate trading of any nature and has policies and procedures in place designed to protect the best interests of our long-term shareholders. No T. Rowe Price executives or portfolio managers or investment personnel of the T. Rowe Price mutual funds have engaged in any inappropriate trading of T. Rowe Price mutual funds. You may find out more about our trading policies and the steps we take to protect your interests by visiting our Web site (troweprice.com). These policies are also spelled out in your fund's prospectus.

We thank you for your continued support.

Respectfully,

James S. Riepe
Chairman
January 20, 2004

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------
                              Year
                             Ended
                          12/31/03   12/31/02   12/31/01   12/31/00   12/31/99
NET ASSET VALUE
Beginning of period       $  22.06   $  30.87   $  35.77   $  48.06   $  47.79

Investment activities
  Net investment
  income (loss)              (0.09)     (0.11)     (0.12)     (0.14)     (0.20)

  Net realized and
  unrealized gain (loss)      7.86      (8.70)     (4.14)     (4.63)      5.87

  Total from
  investment activities       7.77      (8.81)     (4.26)     (4.77)      5.67

Distributions
  Net realized gain               -          -     (0.64)     (7.52)     (5.40)

NET ASSET VALUE
End of period             $  29.83   $  22.06   $  30.87   $  35.77   $  48.06
                          -----------------------------------------------------
Ratios/Supplemental Data
Total return^                35.22%   (28.54)%   (11.89)%   (10.53)%     12.76%

Ratio of total expenses to
average net assets            0.98%      0.99%      0.99%      0.93%      0.94%

Ratio of net investment
income (loss) to average
net assets                  (0.34)%    (0.42)%    (0.36)%    (0.33)%    (0.43)%

Portfolio turnover rate       61.6%      61.5%      52.1%      81.4%      39.7%

Net assets, end of period
(in millions)             $     915  $     761  $   1,183  $   1,519     2,064

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Portfolio of Investments (ss.)                                Shares      Value
--------------------------------------------------------------------------------
                                                                        ($ 000s)
COMMON STOCKS   99.4%

CONSUMER DISCRETIONARY   16.4%

Automobiles   1.8%

Harley-Davidson                                              350,000     16,636

                                                                         16,636

Hotels, Restaurants & Leisure   1.9%

International Game Technology                                490,000     17,493

                                                                         17,493

Household Durables   0.3%

Harman International                                          32,000      2,367

                                                                          2,367

Media   7.4%

Clear Channel Communications                                 240,000     11,239

EchoStar Communications, Class A *                           150,000      5,100

Getty Images *                                               195,500      9,801

Liberty Media, Class A *                                   1,200,000     14,268

Scripps, Class A                                             110,000     10,355

Viacom, Class B                                              380,000     16,864

                                                                         67,627

Multiline Retail   1.9%

Family Dollar Stores                                         360,000     12,917

Target                                                       117,000      4,493

                                                                         17,410

Specialty Retail   3.1%

PETsMART                                                     395,000      9,401

Ross Stores                                                  451,000     11,920

Staples *                                                    275,000      7,507

                                                                         28,828

Total Consumer Discretionary                                            150,361

CONSUMER STAPLES   4.9%

Food & Staples Retailing   4.9%

Costco Wholesale *                                           200,000      7,436

Sysco                                                        620,000     23,082

Wal-Mart                                                     180,000      9,549

Whole Foods Market *                                          75,000      5,035

Total Consumer Staples                                                   45,102

ENERGY   4.9%

Energy Equipment & Services   4.9%

Baker Hughes                                                 450,000     14,472

Cooper Cameron *                                             175,000      8,155

Diamond Offshore Drilling                                    450,000      9,230

Smith International *                                        300,000     12,456

Total Energy                                                             44,313

FINANCIALS   11.2%

Capital Markets   5.4%

Goldman Sachs Group                                          155,000     15,303

Investor's Financial Services                                 65,000      2,497

Lehman Brothers                                               90,000      6,950

Morgan Stanley                                               119,000      6,887

State Street                                                 180,000      9,374

Waddell & Reed Financial, Class A                            362,000      8,492

                                                                         49,503

Consumer Finance   0.7%

SLM Corporation                                              175,000      6,594

                                                                          6,594

Diversified Financial Services   2.2%

Citigroup                                                    250,000     12,135

Principal Financial Group                                    230,000      7,606

                                                                         19,741

Insurance   2.3%

American International Group                                 230,000     15,244

Travelers Property Casualty, Class A                         369,037      6,193

                                                                         21,437

Thrifts & Mortgage Finance   0.6%

Radian Group                                                 110,000      5,362

                                                                          5,362

Total Financials                                                        102,637

HEALTH CARE   18.1%

Biotechnology   2.6%

Amgen *                                                      195,000     12,051

Cephalon *                                                   122,300      5,921

Gilead Sciences *                                             96,200      5,593

                                                                         23,565

Health Care Equipment & Supplies   3.0%

Dentsply International                                       175,000      7,905

Medtronic                                                    285,000     13,854

Stryker                                                       70,000      5,950

                                                                         27,709

Health Care Providers & Services   6.3%

Anthem *                                                     110,000      8,250

Laboratory Corporation of America *                          383,000     14,152

Omnicare                                                     450,000     18,176

UnitedHealth Group                                           290,000     16,872

                                                                         57,450

Pharmaceuticals   6.2%

Eli Lilly                                                    110,000      7,736

Forest Laboratories *                                        265,000     16,377

IVAX *                                                       350,000      8,358

Johnson & Johnson                                            120,000      6,199

Pfizer                                                       500,000     17,665

                                                                         56,335

Total Health Care                                                       165,059

INDUSTRIALS & BUSINESS SERVICES   10.7%

Aerospace & Defense   0.9%

Lockheed Martin                                              165,000      8,481

                                                                          8,481

Air Freight & Logistics   2.8%

UPS, Class B                                                 340,000     25,347

                                                                         25,347

Commercial Services & Supplies   5.1%

Apollo Group, Class A *                                      165,000     11,220

ChoicePoint *                                                605,000     23,045

Education Management *                                       386,000     11,981

                                                                         46,246

Industrial Conglomerates   1.2%

General Electric                                             345,000     10,688

                                                                         10,688

Machinery   0.2%

Danaher                                                       25,000      2,294

                                                                          2,294

Trading Companies & Distributors   0.5%

Fastenal                                                     100,000      4,994

                                                                          4,994

Total Industrials & Business Services                                    98,050

INFORMATION TECHNOLOGY   27.6%

Communications Equipment   2.0%

Cisco Systems *                                              775,000     18,825

                                                                         18,825

Computer & Peripherals   2.2%

Dell *                                                       583,000     19,799

                                                                         19,799

Electronic Equipment & Instruments   1.7%

CDW                                                          275,000     15,884

                                                                         15,884
Internet Software & Services   1.2%

InterActiveCorp *                                            318,262     10,798

                                                                         10,798

IT Services   8.3%

Accenture, Class A *                                         190,000      5,001

Affiliated Computer Services, Class A *                      295,000     16,066

Certegy                                                      315,000     10,332

First Data                                                   445,000     18,285

Fiserv *                                                     310,000     12,248

SunGard Data Systems *                                       500,000     13,855

                                                                         75,787

Semiconductor & Semiconductor Equipment   4.8%

Applied Materials *                                          100,000      2,245

Intel                                                        160,000      5,152

Intersil Holding, Class A                                    500,000     12,425

Maxim Integrated Products                                    200,000      9,960

Microchip Technology                                         135,000      4,504

Novellus Systems *                                           230,000      9,671

                                                                         43,957

Software   7.4%

Adobe Systems                                                100,000      3,930

Cadence Design Systems *                                     300,000      5,394

Intuit *                                                     290,000     15,344

Mercury Interactive *                                        160,000      7,782

Microsoft                                                    850,000     23,409

Siebel Systems *                                             400,000      5,548

Symantec *                                                    70,000      2,425

Synopsys *                                                   110,000      3,714

                                                                         67,546

Total Information Technology                                            252,596

TELECOMMUNICATION SERVICES   2.7%

Wireless Telecommunication Services   2.7%

Nextel Communications, Class A *                             325,000      9,119

Vodafone ADR                                                 615,000     15,400

Total Telecommunication Services                                         24,519

Total Miscellaneous Common Stocks  2.9%                                  26,565

Total Common Stocks (Cost  $686,333)                                    909,202

SHORT-TERM INVESTMENTS   1.3%

Money Market Fund   1.3%

T. Rowe Price Reserve Investment Fund, 1.13% #            12,294,866     12,295

Total Short-Term Investments (Cost  $12,295)                             12,295

Total Investments in Securities

100.7% of Net Assets (Cost $698,628)                                   $921,497
                                                                       --------

(ss.) Denominated in U.S. dollar unless otherwise noted

#     Seven-day yield

*     Non-income producing

ADR   American Depository Receipts

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
($ 000s)

Assets

Investments in securities, at value (cost $698,628)                $    921,497

Other assets                                                              1,928

Total assets                                                            923,425

Liabilities

Total liabilities                                                         8,393

NET ASSETS                                                         $    915,032
                                                                   ------------

Net Assets Consist of:

Undistributed net realized gain (loss)                             $   (119,124)

Net unrealized gain (loss)                                              222,869

Paid-in-capital applicable to 30,670,211 shares of
no par value capital stock outstanding;
unlimited shares authorized                                             811,287

NET ASSETS                                                         $    915,032
                                                                   ------------

NET ASSET VALUE PER SHARE                                          $      29.83
                                                                   ------------


The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Operations
--------------------------------------------------------------------------------
($ 000s)
                                                                           Year
                                                                          Ended
                                                                       12/31/03
Investment Income (Loss)

Income

 Dividend                                                           $     5,471

  Securities lending                                                          5

  Total income                                                            5,476

Expenses

  Investment management                                                   5,670

  Shareholder servicing                                                   2,385

  Custody and accounting                                                    130

  Prospectus and shareholder reports                                         80

  Registration                                                               39

  Legal and audit                                                            16

  Trustees                                                                    9

  Miscellaneous                                                               8

  Total expenses                                                          8,337

Net investment income (loss)                                             (2,861)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on securities                                   32,400

Change in net unrealized gain (loss) on securities                      228,640

Net realized and unrealized gain (loss)                                 261,040

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                              $   258,179
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
($ 000s)
                                                            Year
                                                           Ended
                                                         12/31/03       12/31/02
Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)                        $   (2,861)   $    (3,798)

  Net realized gain (loss)                                32,400        (73,887)

  Change in net unrealized gain (loss)                   228,640       (246,955)

  Increase (decrease) in net assets from operations      258,179       (324,640)

Capital share transactions *

  Shares sold                                            110,234        107,979

  Shares redeemed                                       (214,424)      (205,579)

  Increase (decrease) in net assets from capital
  share transactions                                    (104,190)       (97,600)

Net Assets

Increase (decrease) during period                        153,989       (422,240)

Beginning of period                                      761,043      1,183,283

End of period                                         $  915,032    $   761,043
                                                      ----------    -----------

*Share information

  Shares sold                                              4,380          4,244

  Shares redeemed                                         (8,208)        (8,074)

  Increase (decrease) in shares outstanding               (3,828)        (3,830)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report                                        December 31, 2003

Notes to Financial Statements

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New America Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company and commenced operations on September 30, 1985. The fund seeks to provide long-term growth of capital by investing primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Rebates and Credits
Subject to best execution, the fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the fund in cash. Commission rebates are included in realized gain on securities in the accompanying financial statements and totaled $75,000 for the year ended December 31, 2003. Additionally, the fund earns credits on temporarily uninvested cash balances at the custodian that reduce the fund's custody charges. Custody expense in the accompanying financial statements is presented before reduction for credits.

Investment Transactions, Investment Income, and Distributions
Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid on an annual basis. Capital gain distributions, if any, are typically declared and paid on an annual basis.

Other
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled trust managed by the fund's lending agent in accordance with investment guidelines approved by fund management. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. Securities lending revenue recognized by the fund consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower and compensation to the lending agent. At December 31, 2003, there were no securities on loan.

Other
Purchases and sales of portfolio securities, other than short-term securities, aggregated $511,244,000 and $597,191,000, respectively, for the year ended December 31, 2003.

NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.

There were no distributions in the year ended December 31, 2003. At December 31, 2003, the tax-basis components of net assets were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                      $    232,753,000
Unrealized depreciation                                            (9,884,000)
Net unrealized appreciation (depreciation)                        222,869,000
Capital loss carryforwards                                       (119,124,000)
Paid-in capital                                                   811,287,000

Net assets                                                   $    915,032,000
                                                             ----------------

The fund intends to retain realized gains to the extent of available capital loss carryforwards for federal income tax purposes. In 2003, the fund utilized $20,809,000 of capital loss carryforwards. As of December 31, 2003, the fund had $42,671,000 of capital loss carryforwards that expire in 2009, and $76,453,000 that expire in 2010.

For the year ended December 31, 2003, the fund recorded the following permanent reclassifications to reflect tax character. Reclassifications to paid-in capital relate primarily to the current net operating loss. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
Undistributed net investment income                          $      2,861,000
Paid-in capital                                                    (2,861,000)

At December 31, 2003, the cost of investments for federal income tax purposes was $698,628,000.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its average daily net assets to those of the group. At December 31, 2003, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $542,000.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $1,859,000 for the year ended December 31, 2003, of which $173,000 was payable at period-end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. During the year ended December 31, 2003, dividend income from the Reserve Funds totaled $151,000.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Report of Independent Auditors
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of
T. Rowe Price New America Growth Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price New America Growth Fund (the "Fund") at December 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP
Baltimore, Maryland
January 26, 2004

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

Information on Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the T. Rowe Price New America Growth Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-225-5132. It also appears in the fund's Statement of Additional Information (Form 485B), which can be found on the SEC's Web site, www.sec.gov.

T. Rowe Price New America Growth Fund
--------------------------------------------------------------------------------
Certified Annual Report

About the Fund's Trustees and Officers
--------------------------------------------------------------------------------

Your fund is governed by a Board of Trustees that meets regularly to review investments, performance, expenses, and other business matters, and is responsible for protecting the interests of shareholders. The majority of the fund's trustees are independent of T. Rowe Price Associates, Inc. (T. Rowe Price); "inside" trustees are officers of T. Rowe Price. The Board of Trustees elects the fund's officers, who are listed in the final table. The business address of each trustee and officer is 100 East Pratt Street, Baltimore, MD 21202. The Statement of Additional Information includes additional information about the fund trustees and is available without charge by calling a T. Rowe Price representative at 1-800-225-5132.

Independent Trustees

Name
(Date of Birth)               Principal Occupation(s) During Past 5 Years
Year Elected *                and Directorships of Other Public Companies

Anthony W. Deering            Director, Chairman of the Board, President,
(1/28/45)                     and Chief Executive Officer, The Rouse Company,
2001                          real estate developers; Director, Mercantile Bank
                              (4/03 to present)

Donald W. Dick, Jr.           Principal, EuroCapital Advisors, LLC,
(1/27/43)                     an acquisition and management advisory firm
1985

David K. Fagin                Director, Golden Star Resources Ltd., Canyon
(4/9/38)                      Resources Corp. (5/00 to present), and
1994                          Pacific Rim Mining Corp. (2/02 to present);
                              Chairman and President, Nye Corp.

Karen N. Horn                 Managing Director and President, Global Private
(9/21/43)                     Client Services, Marsh Inc.; Managing Director
2003                          and Head of International Private Banking,
                              Bankers Trust; Director, Eli Lilly and Company

F. Pierce Linaweaver          President, F. Pierce Linaweaver & Associates,
(8/22/34)                     Inc., consulting environmental and civil engineers
2001

John G. Schreiber             Owner/President, Centaur Capital Partners, Inc.,
(10/21/46)                    a real estate investment company; Senior Advisor
2001                          and Partner, Blackstone Real Estate Advisors,
                              L.P.; Director, AMLI Residential Properties Trust,
                              Host Marriott Corp., and The Rouse Company

Hubert D. Vos **              Owner/President, Stonington Capital Corp.,
(8/2/33)                      a private investment company
1994

Paul M. Wythes **             Founding Partner, Sutter Hill Ventures, a
(6/23/33)                     venture capital limited partnership,
1985                          providing equity capital to young high-technology
                              companies throughout the United States; Director, Teltone Corp.

* Each independent trustee oversees 107 T. Rowe Price portfolios and serves until retirement, resignation, or election of a successor.

** Retired from Board of Trustees effective December 31, 2003.

Inside Trustees

Name
(Date of Birth)
Year Elected *
[Number of T. Rowe Price      Principal Occupation(s) During Past 5 Years
Portfolios Overseen]          and Directorships of Other Public Companies

John H. Laporte, CFA          Director and Vice President, T. Rowe Price
(7/26/45)                     Group, Inc.; Vice President, T. Rowe Price;
1985                          Vice President, New America Growth Fund
[15]

James S. Riepe                Director and Vice President, T. Rowe Price; Vice
(6/25/43)                     Chairman of the Board, Director, and Vice
1985                          President, T. Rowe Price Group, Inc.; Chairman
[107]                         of the Board and Director, T. Rowe Price
                              Global Asset Management Limited, T. Rowe Price
                              Global Investment Services Limited, T. Rowe Price
                              Investment Services, Inc., T. Rowe Price
                              Retirement Plan Services, Inc., and T. Rowe
                              Price Services, Inc.; Chairman of the Board,
                              Director, President, and Trust Officer, T. Rowe
                              Price Trust Company; Director, T. Rowe Price
                              International, Inc.; Chairman of the Board,
                              New America Growth Fund

M. David Testa, CFA, CIC      Chief Investment Officer, Director, and Vice
(4/22/44)                     President, T. Rowe Price; Vice Chairman of the
1997                          Board, Chief Investment Officer, Director, and
[107]                         Vice President, T. Rowe Price Group, Inc.;
                              Chairman of the Board and Director, T. Rowe Price
                              International, Inc.; Director, T. Rowe Price
                              Global Asset Management Limited and T. Rowe Price
                              Global Investment Services Limited; Director and
                              Vice President, T. Rowe Price Trust Company


* Each inside trustee serves until retirement, resignation, or election of a successor.

Officers

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Jeffrey A. Arricale, CPA (4/11/71)      Vice President, T. Rowe Price; formerly
Vice President, New America             Manager, Assurance, KPMG LLP (to 1999);
Growth Fund                             student, The Wharton School, University
                                        of Pennsylvania (to 2001)

R. Scott Berg (2/20/72)                 Employee, T. Rowe Price; formerly
Vice President, New America             student, Standford Graduate School of
Growth Fund                             Business (to 2002); Intern, T. Rowe
                                        Price (to 2001); Financial Analysis and
                                        Planning Manager, Mead Consumer &
                                        Office Products (to 2000)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.

Name (Date of Birth)
Title and Fund(s) Served                Principal Occupation(s)

Brian W.H. Berghuis, CFA (10/12/58)     Vice President, T. Rowe Price and
Vice President, New America             T. Rowe Price Group, Inc.
Growth Fund

Stephen V. Booth (6/21/61)              Vice President, T. Rowe Price, T. Rowe
Vice President, New America             Price Group, Inc., and T. Rowe Price
Growth Fund                             Trust Company

Joseph A. Carrier (12/30/60)            Vice President, T. Rowe Price, T. Rowe
Treasurer, New America Growth Fund      Price Group, Inc., and T. Rowe Price
                                        Investment Services, Inc.

Roger L. Fiery III, CPA (2/10/59)       Vice President, T. Rowe Price, T. Rowe
Vice President, New America             Price Group, Inc., T. Rowe Price
Growth Fund                             International, Inc., and T. Rowe Price
                                        Trust Company

Henry H. Hopkins (12/23/42)             Director and Vice President, T. Rowe
Vice President, New America             Price Group, Inc., T. Rowe Price
Growth Fund                             Investment Services, Inc., T. Rowe
                                        Price Services, Inc., and T. Rowe Price
                                        Trust Company; Vice President, T. Rowe
                                        Price, T. Rowe Price International,
                                        Inc., and T. Rowe Price Retirement Plan
                                        Services, Inc.

Christopher R. Leonard, CFA (1/11/73)   Vice President, T. Rowe Price and
Vice President, New America             T. Rowe Price Group, Inc.
Growth Fund


Patricia B. Lippert (1/12/53)           Assistant Vice President, T. Rowe Price
Secretary, New America Growth Fund      and T. Rowe Price Investment Services,
                                        Inc.

Robert J. Marcotte (3/6/62)             Vice President, T. Rowe Price and
Vice President, New America             T. Rowe Price Group, Inc.
Growth Fund

Joseph M. Milano, CFA (9/14/72)         Vice President, T. Rowe Price and
Executive Vice President, New America   T. Rowe Price Group, Inc.
Growth Fund

Charles G. Pepin (4/23/66)              Vice President, T. Rowe Price and
Vice President, New America             T. Rowe Price Group, Inc.
Growth Fund


Robert W. Sharps, CFA, CPA (6/10/71)    Vice President, T. Rowe Price and
Vice President, New America             T. Rowe Price Group, Inc.
Growth Fund

Robert W. Smith (4/11/61)               Vice President, T. Rowe Price, T. Rowe
President, New America Growth Fund      Price Group, Inc., and T. Rowe Price
                                        International, Inc.

Julie L. Waples (5/12/70)               Vice President, T. Rowe Price
Vice President, New America
Growth Fund

R. Candler Young (9/28/71)              Vice President, T. Rowe Price and T.
Vice President, New America             Rowe Price Group, Inc; formerly
Growth Fund                             Investment Banking Summer Associate,
                                        Goldman Sachs & Company (to 1999)

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least five years.


Item 2.  Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

     The registrant's Board of Directors/Trustees has determined that Mr. David
     K. Fagin qualifies as an audit committee financial expert, as defined in
     Item 3 of Form N-CSR. Mr. Fagin is considered independent for purposes of
     Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:
                                               2003                  2002
     Audit Fees                              $9,699                $9,810
     Audit-Related Fees                         546                    --
     Tax Fees                                 2,519                 2,375
     All Other Fees                             124                   162

Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant's financial statements, specifically the issuance of a report on internal controls. Tax fees include amounts related to tax compliance, tax planning, and tax advice. Other fees include the registrant's pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant's Board of Directors/Trustees.

(e)(1) The registrant's audit committee has adopted a policy whereby audit and non-audit services performed by the registrant's principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $719,000 and $671,000, respectively, and were less than the aggregate fees billed for those same periods by the registrant's principal accountant for audit services rendered to the T. Rowe Price Funds.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant's audit committee. Accordingly, these services were considered by the registrant's audit committee in maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  [Reserved]

     Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

     Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10. Exhibits.

(a)(1) The registrant's code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.


                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New America Growth Fund

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ James S. Riepe
         James S. Riepe
         Principal Executive Officer

Date     February 13, 2004


By       /s/ Joseph A. Carrier
         Joseph A. Carrier
         Principal Financial Officer

Date     February 13, 2004